Concentration and Risks (Tables)	12 Months Ended
Dec. 31, 2024
Concentration and Risks [Abstract]
Schedule of Significant Outstanding Receivables and Payable

Customers who accounted for 10% or more of the Company’s revenues or with significant outstanding receivables are analysed as follows:

	Revenue for years ended December 31,				Balance as of December 31,
	2024	2023	2022	2024		2023

Customer A	%	57%	25%	37%	-%	8
Customer B		-	-	15	-	-
Customer C		-	-	12	-	-
Customer D		-	-	18	28	-
Customer E		25	35	9	50	40
Customer F		-	16	-	-	9
Customer G		-	8	-	11	14
Customer H		-	5	-	11	13
Customer I		-	8	-	-	16
Customer J		12	-	-	-	-

	%	94%	97%	91%	100%	100

Suppliers who accounted for 10% or more of the Company’s purchase or with significant outstanding payable are analysed as follows:

	Purchase for years ended December 31,				Balance as of December 31,
	2024	2023	2022	2024		2023

Supplier A	%	100%	64%	90%	-%	-
Supplier B		-	36	10	-	-

	%	100%	100%	100%	-%	-